Related party transactions (Details 4) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Parent
Related-Party Transactions
Income	[1]	R$ (972,799)		R$ 389,663		R$ (798,022)
Interest and similar income - Loans and advances to customers	[1]	0
Interest and similar income - Loans and amounts due from credit institutions	[1]	136,250		87,217		39,677
Interest expense and similar charges - Customer deposits	[1]	0		0		(4,192)
Interest expense and similar charges - Deposits from credit institutions	[1]	(6,889)		(13,038)		(512)
Fee and commission income (expense)	[1]	6,213		(5,099)		5,334
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	(680,903)		592,919		(613,168)
Administrative expenses and Amortization	[1]	0		(50,271)		0
Others Administrative expenses - Donation	[1]	0		0		0
Debt Instruments Eligible to Compose Capital	[1]	(427,470)		(222,065)		(225,161)
Parent | Key Management Personnel
Related-Party Transactions
Interest and similar income - Loans and advances to customers	[1]	0
Interest expense and similar charges - Customer deposits	[1]	0
Fee and commission income (expense)	[1]	0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	239
Administrative expenses and Amortization	[1]	0
Parent | Banco Santander, S.A. – Spain
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	136,250		87,217		39,677
Interest expense and similar charges - Customer deposits	[1]	0		0		(4,192)
Interest expense and similar charges - Deposits from credit institutions	[1]	(6,889)		(13,038)		(512)
Fee and commission income (expense)	[1]	6,213		(5,099)		5,334
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	(680,903)		592,919		(613,168)
Administrative expenses and Amortization	[1]	0		(50,271)		0
Debt Instruments Eligible to Compose Capital	[1],[2]	(427,470)		(222,065)		(225,161)
Parent | Banco RCI Brasil S.A.
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1],[3]	0		0		0
Interest expense and similar charges - Deposits from credit institutions	[1],[3]	0		0		0
Fee and commission income (expense)	[1],[3]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1],[3]	0		0		0
Parent | Abbey National Treasury Services Plc
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0		0		0
Parent | Cibrasec
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[1]	0		0		0
Parent | ISBAN Brasil S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0		0		0
Administrative expenses and Amortization	[1]	0		0		0
Parent | Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0		0		0
Administrative expenses and Amortization	[1]	0		0		0
Parent | Santander Brasil Gestão de Recursos Ltda
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0		0		0
Parent | Santander Securities Services Brasil DTVM S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0		0		0
Interest expense and similar charges - Deposits from credit institutions	[1]	0	[2]	0		0
Fee and commission income (expense)	[1]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1],[2]	0		0		0
Administrative expenses and Amortization	[1]	0	[2]	0		0
Parent | Santander Cultural
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0		0		0
Others Administrative expenses - Donation	[1]	0		0		0
Parent | Gestora de Inteligência de Crédito
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0
Parent | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0		0		0
Interest expense and similar charges - Deposits from credit institutions	[1]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0		0		0
Parent | Webmotors S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0		0		0
Fee and commission income (expense)	[1]	0		0		0
Parent | Others
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[1]	0		0		0
Fee and commission income (expense)	[1]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0		0		0
Administrative expenses and Amortization	[1]	0		0		0
Parent | Santander Securities
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0		0		0
Parent | Santander Securities Services Brasil Participações S.A.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1],[2]	0		0		0
Administrative expenses and Amortization	[1]	0		0	[2]	0	[2]
Parent | SAM Brasil Participações
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0		0		0
Parent | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0		0		0
Fee and commission income (expense)	[1]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0		0		0
Parent | Santander Asset Management, S.A. SGIIC.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[1]	0		0		0
Parent | Banco Santander International
Related-Party Transactions
Fee and commission income (expense)	[1]	0		0		0
Parent | Zurich Santander Brasil Seguros S.A.
Related-Party Transactions
Fee and commission income (expense)	[1]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0		0		0
Parent | Zurich Santander Brasil Seguros e Previdência S.A.
Related-Party Transactions
Fee and commission income (expense)	[1]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0		0		0
Parent | Santander Investment Securities Inc.
Related-Party Transactions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[1]	0		0		0
Parent | ISBAN Chile S.A.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0		0		0
Parent | Aquanima Brasil Ltda.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0		0		0
Parent | TECBAN - Tecnologia Bancaria Brasil
Related-Party Transactions
Administrative expenses and Amortization	[1]	0		0		0
Parent | Produban Servicios Informaticos Generales, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0		0		0
Parent | Ingeniería de Software Bancario, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[1]	0		0		0
Parent | Konecta Brazil Outsourcing Ltda
Related-Party Transactions
Administrative expenses and Amortization	[1]	0		0		0
Parent | Santander Global Technology, S.L., SOCI
Related-Party Transactions
Administrative expenses and Amortization	[1]	0
Parent | Fundacao Santander
Related-Party Transactions
Others Administrative expenses - Donation	[1]	0		0		0
Parent | Instituto Escola Brasil
Related-Party Transactions
Others Administrative expenses - Donation	[1]	0		0		0
Parent | Fundacao Sudameris
Related-Party Transactions
Others Administrative expenses - Donation	[1]	0		0		0
Joint-controlled companies
Related-Party Transactions
Income		192,889		126,781		136,111
Interest and similar income - Loans and advances to customers		0
Interest and similar income - Loans and amounts due from credit institutions		136,666		87,381		114,909
Interest expense and similar charges - Customer deposits		(92)		(4,486)		(26,996)
Interest expense and similar charges - Deposits from credit institutions		(5,871)		(3,026)		(10,959)
Fee and commission income (expense)		32,960		14,999		20,133
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		29,226		31,913		39,024
Administrative expenses and Amortization		0		0		0
Others Administrative expenses - Donation		0		0		0
Debt Instruments Eligible to Compose Capital		0		0		0
Joint-controlled companies | Key Management Personnel
Related-Party Transactions
Interest and similar income - Loans and advances to customers		0
Interest expense and similar charges - Customer deposits		0
Fee and commission income (expense)		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		239
Administrative expenses and Amortization		0
Joint-controlled companies | Banco Santander, S.A. – Spain
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		0		0		0
Interest expense and similar charges - Customer deposits		0		0		0
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Administrative expenses and Amortization		0		0		0
Debt Instruments Eligible to Compose Capital	[2]	0		0		0
Joint-controlled companies | Banco RCI Brasil S.A.
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[3]	136,666		87,381		114,909
Interest expense and similar charges - Deposits from credit institutions	[3]	(5,871)		(3,026)		(10,959)
Fee and commission income (expense)	[3]	31,981		14,996		19,211
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[3]	29,226		31,913		39,024
Joint-controlled companies | Abbey National Treasury Services Plc
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | Cibrasec
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions		0		0		0
Joint-controlled companies | ISBAN Brasil S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Santander Brasil Gestão de Recursos Ltda
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Joint-controlled companies | Santander Securities Services Brasil DTVM S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Interest expense and similar charges - Deposits from credit institutions		0	[2]	0		0
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		0		0
Administrative expenses and Amortization		0	[2]	0		0
Joint-controlled companies | Santander Cultural
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Others Administrative expenses - Donation		0		0		0
Joint-controlled companies | Gestora de Inteligência de Crédito
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0
Joint-controlled companies | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | Webmotors S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits		(92)		(4,486)		(26,996)
Fee and commission income (expense)		979		3		922
Joint-controlled companies | Others
Related-Party Transactions
Interest expense and similar charges - Customer deposits		0		0		0
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Santander Securities
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Joint-controlled companies | Santander Securities Services Brasil Participações S.A.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	0		0		0
Administrative expenses and Amortization		0		0	[2]	0	[2]
Joint-controlled companies | SAM Brasil Participações
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Joint-controlled companies | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | Santander Asset Management, S.A. SGIIC.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions		0		0		0
Joint-controlled companies | Banco Santander International
Related-Party Transactions
Fee and commission income (expense)		0		0		0
Joint-controlled companies | Zurich Santander Brasil Seguros S.A.
Related-Party Transactions
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | Zurich Santander Brasil Seguros e Previdência S.A.
Related-Party Transactions
Fee and commission income (expense)		0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | Santander Investment Securities Inc.
Related-Party Transactions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)		0		0		0
Joint-controlled companies | ISBAN Chile S.A.
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Aquanima Brasil Ltda.
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | TECBAN - Tecnologia Bancaria Brasil
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Produban Servicios Informaticos Generales, S.L.
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Ingeniería de Software Bancario, S.L.
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Konecta Brazil Outsourcing Ltda
Related-Party Transactions
Administrative expenses and Amortization		0		0		0
Joint-controlled companies | Santander Global Technology, S.L., SOCI
Related-Party Transactions
Administrative expenses and Amortization		0
Joint-controlled companies | Fundacao Santander
Related-Party Transactions
Others Administrative expenses - Donation		0		0		0
Joint-controlled companies | Instituto Escola Brasil
Related-Party Transactions
Others Administrative expenses - Donation		0		0		0
Joint-controlled companies | Fundacao Sudameris
Related-Party Transactions
Others Administrative expenses - Donation		0		0		0
Other Related-Party
Related-Party Transactions
Income	[2]	1,323,622		1,210,444		1,197,489
Interest and similar income - Loans and advances to customers	[2]	461
Interest and similar income - Loans and amounts due from credit institutions	[2]	1,080		1,417		396
Interest expense and similar charges - Customer deposits	[2]	(23,146)		(41,026)		(49,420)
Interest expense and similar charges - Deposits from credit institutions	[2]	(134,896)		(113,569)		(115,458)
Fee and commission income (expense)	[2]	2,653,014		2,453,179		1,955,255
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	(199,985)		(39,534)		267,983
Administrative expenses and Amortization	[2]	(952,432)		(1,028,750)		(840,739)
Others Administrative expenses - Donation	[2]	(20,013)		(21,273)		(20,528)
Debt Instruments Eligible to Compose Capital	[2]	0		0		0
Other Related-Party | Key Management Personnel
Related-Party Transactions
Interest and similar income - Loans and advances to customers	[2]	461
Interest expense and similar charges - Customer deposits	[2]	(8,707)
Fee and commission income (expense)	[2]	355
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	239
Administrative expenses and Amortization	[2]	(289,612)
Other Related-Party | Banco Santander, S.A. – Spain
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[2]	0		0		0
Interest expense and similar charges - Customer deposits	[2]	0		(6,190)		0
Interest expense and similar charges - Deposits from credit institutions	[2]	0		0		0
Fee and commission income (expense)	[2]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		0		0
Administrative expenses and Amortization	[2]	0		0		0
Debt Instruments Eligible to Compose Capital	[2]	0		0		0
Other Related-Party | Banco RCI Brasil S.A.
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[2],[3]	0		0		0
Interest expense and similar charges - Deposits from credit institutions	[2],[3]	0		0		0
Fee and commission income (expense)	[2],[3]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2],[3]	0		0		0
Other Related-Party | Abbey National Treasury Services Plc
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[2]	157		879		396
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	(17,726)		23,843		38,274
Other Related-Party | Cibrasec
Related-Party Transactions
Interest and similar income - Loans and amounts due from credit institutions	[2]	923		538		0
Other Related-Party | ISBAN Brasil S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	(90)		(2,145)		(3,560)
Administrative expenses and Amortization	[2]	(14,210)		(337,161)		(290,430)
Other Related-Party | Santander Brasil Tecnologia S.A. (current name of Produban Serviços de Informática S.A.)
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	(215)		(1,547)		(2,117)
Administrative expenses and Amortization	[2]	(33,567)		(242,191)		(209,253)
Other Related-Party | Santander Brasil Gestão de Recursos Ltda
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	(8,329)		(6,636)		(12,417)
Other Related-Party | Santander Securities Services Brasil DTVM S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	0				0
Interest expense and similar charges - Deposits from credit institutions	[2]	(4,442)		(95)		(20,979)
Fee and commission income (expense)	[2]	0		0		1,896
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	1,312		(26,102)		(16,038)
Administrative expenses and Amortization	[2]	(46,884)		(42,603)		(35,882)
Other Related-Party | Santander Cultural
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	(36)		(24,344)		(11)
Others Administrative expenses - Donation	[2]	(2,748)		(3,513)		(2,737)
Other Related-Party | Gestora de Inteligência de Crédito
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	(5,743)
Other Related-Party | Real Fundo de Investimento Multimercado Santillana Credito Privado
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	0		(69)		(31,097)
Interest expense and similar charges - Deposits from credit institutions	[2]	(102,928)		(1,263)		(88,467)
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	(210,324)		(79,480)		257,475
Other Related-Party | Webmotors S.A.
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	0		0		0
Fee and commission income (expense)	[2]	0		0		0
Other Related-Party | Others
Related-Party Transactions
Interest expense and similar charges - Customer deposits	[2]	(27)		(95)		(218)
Fee and commission income (expense)	[2]	18,707		2,436		2,489
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	(13,791)		928		3,387
Administrative expenses and Amortization	[2]	(49,216)		(2,209)		(3,353)
Other Related-Party | Santander Securities
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	0		0		0
Other Related-Party | Santander Securities Services Brasil Participações S.A.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	(26,378)		0		(4,119)
Administrative expenses and Amortization	[2]	0		0		0
Other Related-Party | SAM Brasil Participações
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	(47)		(112,211)		(133)
Other Related-Party | Companhia de Crédito, Financiamento e Investimento RCI Brasil
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	0		0		0
Fee and commission income (expense)	[2]	0		0		0
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		0		0
Other Related-Party | Santander Asset Management, S.A. SGIIC.
Related-Party Transactions
Interest expense and similar charges - Deposits from credit institutions	[2]	(1,101)		0		(1,760)
Other Related-Party | Banco Santander International
Related-Party Transactions
Fee and commission income (expense)	[2]	30,789		20,480		20,959
Other Related-Party | Zurich Santander Brasil Seguros S.A.
Related-Party Transactions
Fee and commission income (expense)	[2]	300,868		295,508		218,773
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		1,788		0
Other Related-Party | Zurich Santander Brasil Seguros e Previdência S.A.
Related-Party Transactions
Fee and commission income (expense)	[2]	2,302,295		2,134,755		1,711,138
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	40,305		52,981		0
Other Related-Party | Santander Investment Securities Inc.
Related-Party Transactions
Gains (losses) on financial assets and liabilities (net) and exchange differences (net)	[2]	0		(13,492)		(15,115)
Other Related-Party | ISBAN Chile S.A.
Related-Party Transactions
Administrative expenses and Amortization	[2]	(24)		(23)		(26)
Other Related-Party | Aquanima Brasil Ltda.
Related-Party Transactions
Administrative expenses and Amortization	[2]	(30,021)		(25,638)		(24,557)
Other Related-Party | TECBAN - Tecnologia Bancaria Brasil
Related-Party Transactions
Administrative expenses and Amortization	[2]	(313,433)		(262,046)		(213,194)
Other Related-Party | Produban Servicios Informaticos Generales, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[2]	0		(46,494)		(21,525)
Other Related-Party | Ingeniería de Software Bancario, S.L.
Related-Party Transactions
Administrative expenses and Amortization	[2]	0		(70,385)		(42,519)
Other Related-Party | Konecta Brazil Outsourcing Ltda
Related-Party Transactions
Administrative expenses and Amortization	[2]	0		0		0
Other Related-Party | Santander Global Technology, S.L., SOCI
Related-Party Transactions
Administrative expenses and Amortization	[2]	(175,466)
Other Related-Party | Fundacao Santander
Related-Party Transactions
Others Administrative expenses - Donation	[2]	(1,330)		(1,837)		(3,452)
Other Related-Party | Instituto Escola Brasil
Related-Party Transactions
Others Administrative expenses - Donation	[2]	0		(873)		(939)
Other Related-Party | Fundacao Sudameris
Related-Party Transactions
Others Administrative expenses - Donation	[2]	R$ (15,935)		R$ (15,050)		R$ (13,400)

[1]	Banco Santander (Brasil) S.A. is indirectly controlled by Banco Santander Spain, through its subsidiary Grupo Empresarial Santander, S.L. and Sterrebeeck B.V.
[2]	Refers to the Company's subsidiaries (Banco Santander, S.A .- Spain).
[3]	In February, 2016 the Cia de Crédito, Financiamento e Investimentos Renault was acquired by Banco RCI Brasil.